Business Acquisition and Deconsolidation of Newave - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Business Acquisition [Line Items]
Business acquisition, total consideration	$ 6,035
Business acquisition, contingent consideration	4,243		0
Total net revenues	959,854	753,195	539,851
Net income (loss)	136,269	132,688	101,774
Refund of Investments in Newave		2,200
(Gain) Loss on deconsolidation/ disposal of subsidiaries		408	(1,537)
Minimum [Member]
Business Acquisition [Line Items]
Business acquisition, contingent consideration settled		0
Maximum [Member]
Business Acquisition [Line Items]
Business acquisition, contingent consideration settled	11,577
Shanghai Huangpu District Newave Education Training Center [Member]
Business Acquisition [Line Items]
Business acquisition, date	Sep. 01, 2010
Business acquisition, equity interest	100.00%
Newave [Member]
Business Acquisition [Line Items]
Total net revenues			4,757
Net income (loss)			$ 15